Segment Information - Schedule of Operating Results by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Other Noninterest Expense	$ 190,627	$ 179,267	$ 180,267
Net interest income (loss)	238,086	227,632	225,044
Depreciation, Amortization and Accretion, Net	8,396	7,347	7,243
(Recovery of) provision for loan losses	(5,101)	4,990	(7,333)
Other income	78,731	77,551	75,549
Gain (Loss) on Sale of Investments	0	0	(1,158)
Other expense	199,023	186,614	187,510
Income (loss) before taxes	122,895	113,579	120,416
Income taxes (benefit)	36,760	32,567	36,459
Net income	86,135	81,012	83,957
Assets	7,467,586	7,311,354	7,001,199
Loans	5,271,857	5,068,085	4,829,682
Total deposits	5,521,956	5,347,642	5,128,000
Totals For Reportable Segments [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	180,896	169,295	172,267
Net interest income (loss)	238,224	227,393	227,056
Depreciation, Amortization and Accretion, Net	8,396	7,347	7,243
Income taxes (benefit)	41,117	37,238	41,246
Assets	7,447,148	7,299,098	6,994,456
Total deposits	5,634,008	5,451,920	5,228,649
PNB
Segment Reporting Information [Line Items]
Net interest income (loss)	227,576	220,879	218,641
(Recovery of) provision for loan losses	2,611	7,665	3,517
Other income	74,803	75,188	69,384
Other expense	177,562	167,476	163,641
Income (loss) before taxes	122,206	120,926	120,867
Income taxes (benefit)	37,755	36,581	37,960
Net income	84,451	84,345	82,907
Assets	7,389,538	7,229,764	6,910,386
Loans	5,234,828	5,029,072	4,781,761
Total deposits	5,630,199	5,447,293	5,222,766
GFSC
Segment Reporting Information [Line Items]
Net interest income (loss)	5,874	6,588	7,457
(Recovery of) provision for loan losses	1,887	1,415	1,544
Other income	(1)	2	(1)
Other expense	4,457	2,984	4,103
Income (loss) before taxes	(471)	2,191	1,809
Income taxes (benefit)	(164)	768	634
Net income	(307)	1,423	1,175
Assets	32,268	35,793	40,308
Loans	32,661	35,469	40,645
Total deposits	3,809	4,627	5,883
SEPH
Segment Reporting Information [Line Items]
Net interest income (loss)	4,774	(74)	958
(Recovery of) provision for loan losses	(9,599)	(4,090)	(12,394)
Other income	2,974	1,848	5,991
Other expense	7,273	6,182	11,766
Income (loss) before taxes	10,074	(318)	7,577
Income taxes (benefit)	3,526	(111)	2,652
Net income	6,548	(207)	4,925
Assets	25,342	33,541	43,762
Loans	12,354	15,153	23,956
Total deposits	0	0	0
All Other
Segment Reporting Information [Line Items]
Net interest income (loss)	(138)	239	(2,012)
(Recovery of) provision for loan losses	0	0	0
Other income	955	513	175
Other expense	9,731	9,972	8,000
Income (loss) before taxes	(8,914)	(9,220)	(9,837)
Income taxes (benefit)	(4,357)	(4,671)	(4,787)
Net income	(4,557)	(4,549)	(5,050)
Assets	20,438	12,256	6,743
Loans	(7,986)	(11,609)	(16,680)
Total deposits	(112,052)	(104,278)	(100,649)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	0	0	0
Net interest income (loss)	2,164	2,561	3,708
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	0	0	0
Assets	(9,204)	(13,557)	(18,556)
Total deposits	(112,052)	(104,278)	(100,649)
Parent Co Gfsc Totals Not Eliminated [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	9,731	9,972	8,000
Net interest income (loss)	(2,302)	(2,322)	(5,720)
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	(4,357)	(4,671)	(4,787)
Assets	29,642	25,813	25,299
Total deposits	$ 0	$ 0	$ 0